Commitments and Contingencies (Tables)	12 Months Ended
Sep. 27, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payments for non-cancelable operating leases	Following is a schedule of minimum lease payments for non-cancelable operating leases as of September 27, 2013 ($ in millions):

Operating Leases
2014	$158
2015	128
2016	107
2017	75
2018	29
Thereafter	40
$537